Leases - Capital Lease Obligations - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel lease	Dec. 31, 2016 USD ($)
Capital Leased Assets [Line Items]
Capital lease obligation		$ 1,011,549	$ 392,839
Liquefied Natural Gas
Capital Leased Assets [Line Items]
Number of capital leases | lease		5
Capital lease obligation		$ 193,000
Newbuildings | Forecast
Capital Leased Assets [Line Items]
Number of vessels with secured financing | vessel	3
LNG Carriers
Capital Leased Assets [Line Items]
Number of capital leases | lease		8
Term of contract		10 years
Weighted-average interest rate on lease		5.20%
Related purchase obligations		$ 1,400,000
Interest included in payments		$ 429,900
LNG Carriers | Liquefied Natural Gas | Forecast
Capital Leased Assets [Line Items]
Sale leaseback amount	$ 375,000
Fixed-Rate Capital Lease
Capital Leased Assets [Line Items]
Number of capital leases | lease		4
Variable-Rate Capital Lease
Capital Leased Assets [Line Items]
Number of capital leases | lease		1
Suezmax Tankers
Capital Leased Assets [Line Items]
Number of capital leases | vessel		2
Weighted-average interest rate on lease		5.50%
Related purchase obligations		$ 51,000
Interest included in payments		$ 1,100
Number of vessels | vessel		2